Stock Options: (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	8,832,534	8,582,952	7,769,202	6,249,952
Stock Options Outstanding, Weighted Avg. Contractual Life (years)	7 years 3 months 18 days	7 years 6 months
Weighted Avg. Exercise Price	$ 1.3	$ 1.32	$ 1.40	$ 1.48
Stock Options Exercisable, Number of Shares	6,181,229	5,776,716
Stock Options Exercisable, Weighted Avg. Exercise Price	$ 1.39	$ 1.41
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	0.01	0.01
Range of Exercise Prices, Upper Range Limit	$ 0.71	$ 0.71
Stock Options Outstanding, Number of Shares	1,078,082	750,000
Stock Options Outstanding, Weighted Avg. Contractual Life (years)	9 years 1 month 10 days	8 years 10 months 10 days
Weighted Avg. Exercise Price	$ 0.61	$ 0.61
Stock Options Exercisable, Number of Shares	665,582	528,082
Stock Options Exercisable, Weighted Avg. Exercise Price	$ 0.61	$ 0.61
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	0.80	0.80
Range of Exercise Prices, Upper Range Limit	$ 1.00	$ 1.00
Stock Options Outstanding, Number of Shares	3,062,048	3,120,548
Stock Options Outstanding, Weighted Avg. Contractual Life (years)	7 years 11 months 5 days	8 years 5 months 8 days
Weighted Avg. Exercise Price	$ 0.93	$ 0.93
Stock Options Exercisable, Number of Shares	1,478,024	1,343,394
Stock Options Exercisable, Weighted Avg. Exercise Price	$ 0.96	$ 0.96
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	1.11	1.11
Range of Exercise Prices, Upper Range Limit	$ 1.55	$ 1.55
Stock Options Outstanding, Number of Shares	1,120,000	1,120,000
Stock Options Outstanding, Weighted Avg. Contractual Life (years)	7 years 8 months 26 days	8 years 2 months 26 days
Weighted Avg. Exercise Price	$ 1.32	$ 1.32
Stock Options Exercisable, Number of Shares	842,438	783,589
Stock Options Exercisable, Weighted Avg. Exercise Price	$ 1.25	$ 1.23
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	1.64	1.64
Range of Exercise Prices, Upper Range Limit	$ 2.22	$ 2.22
Stock Options Outstanding, Number of Shares	3,572,404	3,592,404
Stock Options Outstanding, Weighted Avg. Contractual Life (years)	7 years 3 months 18 days	7 years 9 months 18 days
Weighted Avg. Exercise Price	$ 1.82	$ 1.82
Stock Options Exercisable, Number of Shares	3,195,185	3,121,651
Stock Options Exercisable, Weighted Avg. Exercise Price	$ 1.79	$ 1.78